Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Work in process	$ 5,289	$ 4,547
Finished goods	5,569	5,608
Total	$ 10,858	$ 10,155